Post-employment Benefits - Summary of Main Assumptions Used in Actuarial Valuation of Retirement Plans (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2021	Jan. 01, 2020
Disclosure of defined benefit plans [line items]
Mortality table	AT-2000	AT-2000
Discount rate	9.46%	7.64%	7.64%	7.64%
Inflation	4.00%	4.00%
Actuarial method	Projected Unit Credit	Projected Unit Credit